Finance receivables (Schedule of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 17,966,060	¥ 17,894,598
Deferred origination costs	221,200	204,304
Unearned income	(919,053)	(986,928)
Allowance for credit losses	(230,178)	(183,085)
Total finance receivables, net	17,038,029	16,928,889
Less - Current portion	(6,614,171)	(6,647,771)
Noncurrent finance receivables, net	10,423,858	10,281,118
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	12,795,076	12,768,305
Allowance for credit losses	(151,490)	(117,594)	¥ (103,457)	¥ (104,354)
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,691,371	1,636,536
Allowance for credit losses	(30,899)	(26,483)	(28,817)	(23,962)
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,479,613	3,489,757
Allowance for credit losses	¥ (47,789)	¥ (39,008)	¥ (36,800)	¥ (30,896)